Convertible Notes Payable and Convertible Notes Payable to Related Parties - Schedule of Derivative Liabilities Weighted Average Assumptions (Details) (FaceBank Group, Inc. Pre-Merger) (10-K) - FaceBank Group, Inc Pre-Merger [Member] - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value - Note Conversion Feature	$ 389	$ 376
Monte Carlo Method [Member]
Stock Price			$ 6.75
Fair Value - Note Conversion Feature	$ 1,692	$ 1,203	$ 1,018
Monte Carlo Method [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages			2.61%
Monte Carlo Method [Member] | Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term			8 months 23 days
Monte Carlo Method [Member] | Expected Dividend Yield [Member]
Fair value assumptions, measurement input, percentages	0.00%	0.00%	0.00%
Monte Carlo Method [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages			92.80%
Minimum [Member] | Monte Carlo Method [Member]
Stock Price	$ 8.35	$ 8.91
Minimum [Member] | Monte Carlo Method [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	0.12%	1.52%
Minimum [Member] | Monte Carlo Method [Member] | Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term	3 months 29 days	6 months 29 days
Minimum [Member] | Monte Carlo Method [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	91.30%	90.00%
Maximum [Member]
Stock Price	$ 4.97
Maximum [Member] | Monte Carlo Method [Member]
Stock Price	$ 9.20	$ 9.03
Maximum [Member] | Monte Carlo Method [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	1.56%	1.60%
Maximum [Member] | Monte Carlo Method [Member] | Contractual Term (Years) [Member]
Fair value assumptions, measurement input, term	1 year	1 year
Maximum [Member] | Monte Carlo Method [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	134.00%	95.30%